CAPITAL AND RESERVES - Public Offering and Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 21, 2018	Jun. 20, 2018	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Price per share (in usd per share)				$ 1.20
Proceeds from issuing shares				$ 300,880	$ 0	$ 0
Ordinary shares
Disclosure of classes of share capital [line items]
Sale of stock, price per share (in usd per share)			$ 135
Number of shares issued and sold (in shares)			2,300,000
Proceeds from issuing shares			$ 300,880
Entity common stock, shares outstanding (in shares)				38,474,608
Ordinary shares | Luxembourg
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares		5,815,259
Price per share (in usd per share)		$ 1.20
Number of additional shares authorized (in shares)		872,289
Sale of stock, price per share (in usd per share)		$ 52.00
Stock options issued (in shares)	872,289